                       STRADLEY RONON STEVENS & YOUNG, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8000

Direct Dial: 564-8149

                                   May 1, 2006

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

          Re:  Delaware Group  Limited-Term  Government Funds (the "Trust")
               File Nos. 002-75526 and 811-03363
               Rule 497(j) Filing

Ladies and Gentlemen:

          Pursuant to Rule 497(j) under the  Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule
497 would not have differed from those filed in Post-Effective  Amendment No. 59
(the  "Amendment")  to the  Trust's  Registration  Statement  on Form N-1A.  The
Amendment was filed with the Securities and Exchange  Commission  electronically on April 26, 2006.

          Please direct any questions or comments relating to this certification to me at (215) 564-8149 or Jonathan M. Kopcsik at (215) 564-8099.

                                                Very truly yours,

                                                /s/ Nathan M. Will
                                                Nathan M. Will

cc:  David F. Connor
     Bruce G. Leto
     Michael D. Mabry